Closure and Rehabilitation Provisions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of other provisions [line items]
Proportion of the entity undiscounted forecast cashflows	100.00%	100.00%
Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
Reasonably possible acceleration in forecast cash flows	1 year
Percentage of reasonably possible increase in real discount rates	0.50%
Decrease in closure and rehabilitation provision due to reasonably possible increase in real discount rates	$ 758
Decrease in depreciation expense due to reasonably possible increase in real discount rates	44
Increase in net finance costs due to reasonably possible increase in real discount rates	26
Increase in Provision due to reasonably possible acceleration in forecast cash flows	$ 209
Closure and rehabilitation provisions [member] | After Thirty Years [Member]
Disclosure of other provisions [line items]
Proportion of the entity undiscounted forecast cashflows	51.00%	48.00%
Closure and rehabilitation provisions [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Remaining production life	1 year	2 years
Closure and rehabilitation provisions [member] | Top of range [member]
Disclosure of other provisions [line items]
Remaining production life	103 years	104 years
Closure and rehabilitation provisions [member] | Closed sites [member]
Disclosure of other provisions [line items]
Increases to existing and new provisions associated closure and remediation costs charged to the income statement	$ 4	$ 74	$ 483
Decrease in income statement charge due to reasonably possible increase in real discount rates	190
Increase decrease in income statement charge due to reasonable possible acceleration in forecast of cash flows	61
Closure and rehabilitation provisions [member] | Operating sites [member]
Disclosure of other provisions [line items]
Decrease in property, plant and equipment due to reasonably possible increase in real discount rates	568
Increase in property, plant and equipment due to reasonably possible acceleration in forecast cash flows	$ 148